1933 Act/Rule 485(a)

May 24, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

File Nos. 333-08045 and 811-07705

Post-Effective Amendment No.30

To The Commission Staff:

On behalf of Virtus Asset Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 30 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of beginning the registration of Class A Shares of the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund and Virtus Seix Ultra-Short Bond Fund by inserting disclosure into the prospectuses and SAI as necessary and appropriate to add Class A Shares to these funds. But for the amended disclosures filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 28 to its registration statement filed on April 26, 2018, and effective April 30, 2018, are incorporated by reference herein. It is our intention that the statutory prospectus and SAI to be filed in the post-effective amendment filed under Rule 485(b) at such time as this Post-Effective Amendment No. 30 becomes effective will contain the full statutory prospectus and SAI for all funds of the Trust updated to reflect the amended disclosures as described in this filing, as may be modified in response to any comments received from SEC Staff in response to this filing. Please note that although not described in this filing, we will also amend any disclosure regarding expense limitation arrangements to reflect that such arrangements will be in place for at least one year following the new prospectus date (currently intended to be on or about July 23, 2018.)

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ann Flood